Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION
18.	SHARE-BASED COMPENSATION

During 2020, the Board of Directors approved the Group’s share-based employee compensation plan, the 2020 Omnibus Incentive Plan (“the Plan”). Under the Plan, the Group granted new restricted shares to designated employees, with the following salient features:

	2020 Grant	2021 Grant 1	2021 Grant 2	2022 Grant 1	2022 Grant 2	2023 Grant 1	2023 Grant 2
Grant date	October 7, 2020	February 16, 2021	March 31, 2021	February 9, 2022	March 24, 2022	February 8, 2023	March 23, 2023
First vesting date (tranche 1)	January 2, 2021	January 2, 2022	January 2, 2022	January 2, 2023	January 2, 2023	January 2, 2024	January 2, 2024
Second vesting date (tranche 2)	January 2, 2022	January 2, 2023	January 2, 2023	January 2, 2024	January 2, 2024	January 2, 2025	January 2, 2025
Third vesting date (tranche 3)	January 2, 2023	January 2, 2024	January 2, 2024	January 2, 2025	January 2, 2025	January 2, 2026	January 2, 2026
Total number of restricted shares awards	134,500	180,000	132,190	279,000	149,377	379,000	129,808
Number of restricted shares awards vesting each period	44,833	60,000	44,063	93,000	49,792	126,333	43,269
Grant date fair value per share (USD)	7.90	7.94	8.17	7.76	7.23	8.30	8.32

The grant date fair value of restricted shares was determined based on the closing quoted prices of the Company’s share on Nasdaq on the grant dates.

The restricted share awards vest on the condition that the participants are in continued employment with the Company or any of its subsidiaries on the applicable vesting date. There are no other vesting conditions.

For the year ended December 31, 2023, share-based compensation expense of USD 3,249 thousand (2022: USD 2,300) was recorded in the consolidated statement of income, within the general and administrative expenses and with a corresponding impact on common shares and additional paid-in capital as shown in the consolidated statement of changes in equity.

A summary of restricted shares activity under the share-based compensation plan for the year ended December 31, 2023 is as follows:

	Number of shares	Weighted average Grant date fair value per share	Aggregate value
		USD	USD ’000
RSAs granted and unvested at beginning of year	667,181	7.74	5,161
Granted	508,808	8.30	4,223
Vested	(298,859)	7.79	(2,327)
RSAs granted and unvested at end of year	877,130	8.05	7,057

The weighted average grant-date fair value per share of the Company’s restricted stock awards granted during the year ended December 31, 2023 and 2022 was USD 8.30 and USD 7.58, respectively. The fair value of restricted share awards that vested during the year ended December 31, 2023 and 2022 was USD 2,327 thousand and USD 1,171 thousand, respectively. As of December 31, 2023, there was USD 3,920 thousand of total unrecognized compensation expense related to restricted shares compensation plan granted by IGI. The weighted-average period over which this expense is expected to be recognized is 3 years.